May 15, 2009

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:          ING Investors Trust (on behalf of ING Artio Foreign Portfolio)

Dear Ladies and Gentlemen:

Attached for filing via the EDGAR system is a registration statement on Form N-14 under the Securities Act of 1933, as amended, for ING Investors Trust (“Registrant”).  This Form N-14 is being filed in connection with a reorganization in which ING Artio Foreign Portfolio, a series of the Registrant, will acquire all of the assets of ING International Growth Opportunities Portfolio, another series of the Registrant, in exchange for shares of ING Artio Foreign Portfolio and the assumption by ING Artio Foreign Portfolio of the liabilities of ING International Growth Opportunities Portfolio.

No fees are required in connection with this filing.  Should you have any questions please feel free to contact the undersigned at 480-477-2278 or Jutta M. Frankfurter at 202-261-3484.

Very truly yours,

/s/ Chris C. Okoroegbe

Christopher C. Okoroegbe
Counsel
ING U.S. Legal Services

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